TAXATION - Other tax liabilities (Details) $ in Millions, Rp in Billions	Dec. 31, 2025 IDR (Rp)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 IDR (Rp)	Dec. 31, 2023 IDR (Rp)
TAXATION
Total	Rp 1,656	$ 99	Rp 2,425	Rp 2,192
The Company
TAXATION
Article 4(2) - Final tax	31		11
Article 21 - Individual income tax	2		1
Article 22 - Withholding tax on goods delivery and imports	1		1
Article 23 - Withholding tax on services	46		45
VAT	304		109
VAT - Tax collector	185		114
Total	569		281
Subsidiaries
TAXATION
Article 4(2) - Final tax	219		644
Article 21 - Individual income tax	52		160
Article 22 - Withholding tax on goods delivery and imports	5		6
Article 23 - Withholding tax on services	183		33
Article 26 - Withholding tax on non-resident income	14		178
VAT	147		473
VAT - Tax collector	467		650
Total	Rp 1,087		Rp 2,144